SCHEDULE OF BUSINESS SEGMENT AND GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total sales	$ 31,066	$ 36,016	$ 38,359
Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total sales	21,487	24,695	32,202
Services [Member]
Disaggregation of Revenue [Line Items]
Total sales	2,407	6,368	2,354
Sales At A Single Point In Time [Member]
Disaggregation of Revenue [Line Items]
Total sales	23,894	31,063	34,556
Rental [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 7,172	$ 4,953	$ 3,803